Supplement to the
Fidelity Advisor® Emerging Asia Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

Colin Chickles no longer serves as co-manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

John Dance (portfolio manager) has managed the fund since September 2016.

The following information replaces similar information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

John Dance is portfolio manager of the fund, which he has managed since September 2016. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dance has worked as a research analyst and portfolio manager.

AEA-17-03 1.725513.142	May 5, 2017

Supplement to the
Fidelity Advisor® Diversified International Fund
Class A, Class T, Class C, Class I and Class Z
December 30, 2016
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ADIF-17-02 1.743414.140	May 5, 2017

Supplement to the
Fidelity Advisor® Global Equity Income Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AGED-17-02 1.966357.103	May 5, 2017

Supplement to the
Fidelity Advisor® Overseas Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

OS-17-02 1.743525.139	May 5, 2017

Supplement to the
Fidelity Advisor® Global Capital Appreciation Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders..

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AGLO-17-02 1.737647.146	May 5, 2017

Supplement to the
Fidelity Advisor® Value Leaders Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AVLF-17-02 1.790648.129	May 5, 2017

Supplement to the
Fidelity Advisor® Emerging Markets Income Fund
Class A, Class T, Class C and Class I
March 1, 2017
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

EMI-17-02 1.743422.134	May 5, 2017

Supplement to the
Fidelity Advisor® Emerging Markets Fund
Class A, Class T, Class C, Class I and Class Z
December 30, 2016
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

FAEM-17-02 1.798816.124	May 5, 2017

Supplement to the
Fidelity Advisor® International Capital Appreciation Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AICAP-17-02 1.743370.138	May 5, 2017